Basis of Presentation (Details) member in Thousands, $ in Millions				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2016 member	Jan. 01, 2016 member	May 01, 2015 renewal_option	Jun. 30, 2013 USD ($)	Jun. 30, 2016 member State Segment	Dec. 31, 2015 member State Segment	Nov. 01, 2015 State
Basis Of Presentation [Line Items]
Number of reportable segments | Segment					3	3
Number of members added, approximately (in member)					392
Pathways Health and Community Support LLC
Basis Of Presentation [Line Items]
Number of states in which entity operates (in state) | State							23
Health Plans
Basis Of Presentation [Line Items]
Number of states in which entity operates (in state) | State					11	11
Number of members eligible for the health care programs					4,200	3,500
Minimum contract terms						3 years
Maximum contract terms						4 years
Medicare-Medicaid Plans (MMP)
Basis Of Presentation [Line Items]
Number of states in which entity operates (in state) | State						6
Illinois
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)					100
Number of members served, approximately (in member)						98
Illinois | Medicaid | Loyola Physician Partners, LLC
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)		18
Illinois | Medicaid | Better Health Network, LLC
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)	34
Illinois | Medicaid | Accountable Care Chicago, LLC
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)		58
Michigan | HAP Midwest Health Plan, Inc.
Basis Of Presentation [Line Items]
Number of members served, approximately (in member)		68
Michigan | Medicare-Medicaid Plans (MMP)
Basis Of Presentation [Line Items]
Number of members served, approximately (in member)						51
Puerto Rico
Basis Of Presentation [Line Items]
Number of members served, approximately (in member)						348
Washington | Columbia United Providers, Inc.
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)		57
New Jersey | Molina Medicaid Solutions
Basis Of Presentation [Line Items]
Contract terms			10 years
Number of renewal Option | renewal_option			3
Renewal period			1 year
Missouri
Basis Of Presentation [Line Items]
Tax benefit from stock abandon | $				$ 10
Forecast | Better Health Network, LLC
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)					40
Subsequent Event | Illinois | Medicaid | Loyola Physician Partners, LLC
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)		21
Subsequent Event | Illinois | Medicaid | Accountable Care Chicago, LLC
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)		58
Subsequent Event | Michigan | HAP Midwest Health Plan, Inc.
Basis Of Presentation [Line Items]
Number of members served, approximately (in member)		81
Subsequent Event | Washington | Columbia United Providers, Inc.
Basis Of Presentation [Line Items]
Number of members added, approximately (in member)		57